RETIREMENT AND POSTRETIREMENT BENEFITS	12 Months Ended
Dec. 31, 2015
RETIREMENT AND POSTRETIREMENT BENEFITS
RETIREMENT AND POSTRETIREMENT BENEFITS

26.RETIREMENT AND POSTRETIREMENT BENEFITS

PENSION PLANS

The Company has three registered pension plans which provide either defined benefit or defined contribution pension benefits, or both, to employees of the Company. The Canadian Plans provide Company funded defined benefit pension and/or defined contribution benefits to Canadian employees of Enbridge. The United States Plan provides Company funded defined benefit pension benefits for United States based employees. The Company has four supplemental pension plans that provide pension benefits in excess of the basic plans for certain employees.

A measurement date of December 31, 2015 was used to determine the plan assets and accrued benefit obligation for the Canadian and United States plans.

Defined Benefit Plans

Benefits payable from the defined benefit plans are based on members’ years of service and final average remuneration. These benefits are partially inflation indexed after a member’s retirement. In 2014, the mortality assumption was revised for the United States Plan resulting in an increase to pension liabilities of $21 million. Contributions by the Company are made in accordance with independent actuarial valuations and are invested primarily in publicly-traded equity and fixed income securities. The effective dates of the most recent actuarial valuations and the next required actuarial valuations for the basic plans are as follows:

	Effective Date of Most Recently Filed Actuarial Valuation	Effective Date of Next Required Actuarial Valuation
Canadian Plans
Liquids Pipelines	December 31, 2014	December 31, 2015
Gas Distribution	December 31, 2013	December 31, 2016
United States Plan	January 1, 2015	January 1, 2016

Defined Contribution Plans

Contributions are generally based on the employee’s age, years of service and remuneration. For defined contribution plans, benefit costs equal amounts required to be contributed by the Company.

OTHER POSTRETIREMENT BENEFITS

OPEB primarily includes supplemental health and dental, health spending accounts and life insurance coverage for qualifying retired employees.

BENEFIT OBLIGATIONS AND FUNDED STATUS

The following tables detail the changes in the benefit obligation, the fair value of plan assets and the recorded asset or liability for the Company’s defined benefit pension plans and OPEB plans using the accrual method.

	Pension		OPEB
December 31,	2015	2014	2015	2014

(millions of Canadian dollars)
Change in accrued benefit obligation
Benefit obligation at beginning of year	2,470	1,903	276	240
Service cost	167	108	8	8
Interest cost	98	93	11	12
Employees’ contributions	-	-	1	1
Actuarial (gains)/loss	(172)	411	9	16
Benefits paid	(90)	(75)	(12)	(9)
Effect of foreign exchange rate changes	79	31	21	8
Other	(1)	(1)	(6)	-
Benefit obligation at end of year	2,551	2,470	308	276
Change in plan assets
Fair value of plan assets at beginning of year	2,062	1,799	99	81
Actual return on plan assets	88	179	(2)	7
Employer’s contributions	116	138	10	11
Employees’ contributions	-	-	1	1
Benefits paid	(90)	(75)	(12)	(9)
Effect of foreign exchange rate changes	54	22	19	8
Other	(1)	(1)	-	-
Fair value of plan assets at end of year[1]	2,229	2,062	115	99
Underfunded status at end of year	(322)	(408)	(193)	(177)
Presented as follows:
Deferred amounts and other assets	6	5	2	-
Accounts payable and other	-	-	(6)	(6)
Other long-term liabilities (Note 18)	(328)	(413)	(189)	(171)
	(322)	(408)	(193)	(177)
1

Assets of $40 million (2014 - $32 million) are held by the Company in trust accounts that back non-registered supplemental pension plans benefitting United States plan participants. Due to United States tax regulations, these assets are not restricted from creditors, and therefore the Company is unable to include these balances in plan assets for accounting purposes. However, these assets are committed for the future settlement of non-registered supplemental pension plan obligations included in the underfunded status as at the end of the year.

The weighted average assumptions made in the measurement of the projected benefit obligations of the pension plans and OPEB are as follows:

	Pension		OPEB
Year ended December 31,	2015	2014	2015	2014
Discount rate	4.2%	4.0%	4.2%	3.9%
Average rate of salary increases	3.6%	4.0%

NET BENEFIT COSTS RECOGNIZED

	Pension		OPEB
Year ended December 31,	2015	2014	2015	2014
(millions of Canadian dollars)
Benefits earned during the year	167	108	8	8
Interest cost on projected benefit obligations	98	93	11	12
Expected return on plan assets	(142)	(123)	(6)	(5)
Amortization of prior service costs	-	-	-	-
Amortization of actuarial loss	49	28	1	-
Net defined benefit costs on an accrual basis	172	106	14	15
Defined contribution benefit costs	4	4	-	-
Net benefit cost recognized in Earnings	176	110	14	15
Amount recognized in OCI:
Net actuarial (gains)/loss[1]	(107)	232	16	15
Net prior service cost/(credit)[2]	-	-	(6)	-
Total amount recognized in OCI	(107)	232	10	15
Total amount recognized in Comprehensive income	69	342	24	30
1

Unamortized actuarial losses included in AOCI, before tax, were $404 million (2014 - $489 million) relating to the pension plans and $44 million (2014 - $26 million) relating to OPEB at December 31, 2015.

2	Unamortized prior service credits included in AOCI, before tax, were $1 million (2014 - $6 million costs) relating to OPEB at December 31, 2015.

The Company estimates that approximately $35 million related to pension plans and $1 million related to OPEB at December 31, 2015 will be reclassified from AOCI into earnings in the next 12 months.

Regulatory adjustments are recorded in the Consolidated Statements of Earnings, the Consolidated Statements of Comprehensive Income and the Consolidated Statements of Financial Position to reflect the difference between pension expense for accounting purposes and pension expense for ratemaking purposes. Offsetting regulatory assets or liabilities are recorded to the extent pension or OPEB costs or gains are expected to be collected from or refunded to customers in future rates (Note 5). For the year ended December 31, 2015, an offsetting regulatory asset of nil (2014 - $3 million regulatory liability) has been recorded to the extent pension and OPEB costs are expected to be collected from customers in future rates.

The weighted average assumptions made in the measurement of the cost of the pension plans and OPEB are as follows:

	Pension		OPEB
Year ended December 31,	2015	2014	2015	2014
Discount rate	4.0%	5.0%	3.9%	4.9%
Average rate of return on plan assets	6.7%	6.7%	6.0%	6.0%
Average rate of salary increases	4.0%	3.7%

MEDICAL COST TRENDS

The assumed rates for the next year used to measure the expected cost of benefits are as follows:

	Medical Cost Trend Rate Assumption for Next Fiscal Year	Ultimate Medical Cost Trend Rate Assumption	Year in which Ultimate Medical Cost Trend Rate Assumption is Achieved
Canadian Plans
Drugs	6.7%	4.4%	2034
Other medical	4.5%	-	-
United States Plan	7.0%	4.5%	2037

A  1% increase in the assumed medical care trend rate would result in an increase of $37 million in the benefit obligation and an increase of $2 million in benefit and interest costs. A  1% decrease in the assumed medical care trend rate would result in a decrease of $31 million in the benefit obligation and a decrease of $2 million in benefit and interest costs.

PLAN ASSETS

The Company manages the investment risk of its pension funds by setting a long-term asset mix policy for each plan after consideration of: (i) the nature of pension plan liabilities; (ii) the investment horizon of the plan; (iii) the going concern and solvency funded status and cash flow requirements of the plan; (iv) the operating environment and financial situation of the Company and its ability to withstand fluctuations in pension contributions; and (v) the future economic and capital markets outlook with respect to investment returns, volatility of returns and correlation between assets. The overall expected rate of return is based on the asset allocation targets with estimates for returns on equity and debt securities based on long-term expectations.

Expected Rate of Return on Plan Assets

	Pension		OPEB
Year ended December 31,	2015	2014	2015	2014
Canadian Plans	6.7%	6.7%
United States Plan	7.2%	7.2%	6.0%	6.0%

Target Mix for Plan Assets

	Canadian Plans
	Liquids Pipelines Plan	Gas Distribution Plan	United States Plan
Equity securities	62.5%	53.5%	62.5%
Fixed income securities	30.0%	40.0%	30.0%
Other	7.5%	6.5%	7.5%

Major Categories of Plan Assets

Plan assets are invested primarily in readily marketable investments with constraints on the credit quality of fixed income securities. As at December 31, 2015, the pension assets were invested 56.4% (2014 - 57.0%) in equity securities, 31.4% (2014 - 32.2%) in fixed income securities and 12.2% (2014 - 10.8%) in other. The OPEB assets were invested 59.1% (2014 - 58.8%) in equity securities, 40.0% (2014 - 40.2%) in fixed income securities and 0.9% (2014 - 1.0%) in other.

The following table summarizes the Company’s pension financial instruments at fair value. Non-financial instruments with a carrying value of $21 million asset (2014 - $4 million asset) and refundable tax assets of $106 million (2014 - $96 million) have been excluded from the table below.

	2015				2014
December 31,	Level 1[1]	Level 2[2]	Level 3[3]	Total	Level 1[1]	Level 2[2]	Level 3[3]	Total
(millions of Canadian dollars)
Pension
Cash and cash equivalents	37	-	-	37	42	-	-	42
Fixed income securities
Canadian government bonds	131	-	-	131	121	-	-	121
Corporate bonds and debentures	5	3	-	8	4	4	-	8
Canadian corporate bond index fund	259	-	-	259	254	-	-	254
Canadian government bond index fund	201	-	-	201	198	-	-	198
United States debt index fund	102	-	-	102	84	-	-	84
Equity
Canadian equity securities	133	-	-	133	131	-	-	131
United States equity securities	2	-	-	2	31	-	-	31
Global equity securities	106	25	-	131	11	-	-	11
Canadian equity funds	253	-	-	253	255	-	-	255
United States equity funds	243	5	-	248	185	36	-	221
Global equity funds	161	148	-	309	342	134	-	476
Infrastructure[4]	-	-	182	182	-	-	51	51
Real estate[4]	-	-	115	115	-	-	81	81
Forward currency contracts	-	(10)	-	(10)	-	(1)	-	(1)
OPEB
Cash and cash equivalents	2	-	-	2	1	-	-	1
Fixed income securities
United States government and government agency bonds	46	-	-	46	39	-	-	39
Equity
United States equity funds	34	-	-	34	30	-	-	30
Global equity funds	34	-	-	34	27	-	-	27
1	Level 1 assets include assets with quoted prices in active markets for identical assets.
2	Level 2 assets include assets with significant observable inputs.
3	Level 3 assets include assets with significant unobservable inputs.
4	The fair values of the infrastructure and real estate investments are established through the use of valuation models.

Changes in the net fair value of plan assets classified as Level 3 in the fair value hierarchy were as follows:

December 31,	2015	2014
(millions of Canadian dollars)
Balance at beginning of year	132	126
Unrealized and realized gains	44	26
Purchases and settlements, net	121	(20)
Balance at end of year	297	132

PLAN CONTRIBUTIONS BY THE COMPANY

	Pension		OPEB
Year ended December 31,	2015	2014	2015	2014
(millions of Canadian dollars)
Total contributions	116	138	10	11
Contributions expected to be paid in 2016	118		11

BENEFITS EXPECTED TO BE PAID BY THE COMPANY

Year ended December 31,	2016	2017	2018	2019	2020	2021-2025
(millions of Canadian dollars)
Expected future benefit payments	104	110	117	124	132	782